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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31 2007

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one):   [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Peter B. Cannell & Co., Inc.
Address:   645 Madison Avenue, 8th Floor
           New York, NY 10022

Form 13F File Number: 28-01221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kathleen Duffy
Title:     Chief Compliance Officer
Phone:     212-752-5255

Signature, Place, and Date of Signing:


/s/ Kathleen Duffy               New York, NY   05/10/07
-----------------------------   -------------   --------
    [Signature]                 [City, State]    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

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Report Summary:

Number of Other Included Managers:               3

Form 13F Information Table Entry Total:        104

Form 13F Information Table Value Total:    1415023
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   --------------------------------
 1    28 - 10208             Richmond Enterprises, Inc.

 2    28 - 10207             New York Community Bank

 3    28 - 10200             New York Community Bancorp, Inc.

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                           PETER B. CANNELL & CO. INC.
                                    FORM 13F
                                 MARCH 31, 2007

                                                                                                 Voting Authority
                                                                                                 ----------------
                                                          Value  Shares/ Sh/ Put/     Invstmt      Other
Name of Issuer                 Title of class   CUSIP   (x$1000) Prn Amt Prn Call     Dscretn    Managers   Sole  Shared None
------------------------------ -------------- --------- -------- ------- --- ---- -------------- -------- ------- ------ ----
ABBOTT LABORATORIES            COM            002824100    1209    21666 SH       Shared Defined   1,2,3    21666
AFLAC CORPORATION              COM            001055102    6450   137063 SH       Shared Defined   1,2,3   137063
AGILENT TECHNOLOGIES           COM            00846U101    2894    85900 SH       Shared Defined   1,2,3    85900
ALEXANDER & BALDWIN INC        COM            014482103   49195   975315 SH       Shared Defined   1,2,3   975315
ALLERGAN INC                   COM            018490102    4981    44950 SH       Shared Defined   1,2,3    44950
AMB PROPERTY CORP              COM            00163T109    2962    50375 SH       Shared Defined   1,2,3    50375
AMERICAN INTL GROUP INC COM    COM            026874107    5073    75465 SH       Shared Defined   1,2,3    75465
AMGEN INC                      COM            031162100    2107    37700 SH       Shared Defined   1,2,3    37700
ANALOG DEVICES                 COM            032654105     885    25650 SH       Shared Defined   1,2,3    25650
APACHE CORPORATION             COM            037411105    5357    75770 SH       Shared Defined   1,2,3    75770
APPLE INC                      COM            037833100     790     8500 SH       Shared Defined   1,2,3     8500
APPLERA CORP-APPLIED BIOSYSTEM COM AP BIO GRP 038020103    1255    42450 SH       Shared Defined   1,2,3    42450
BAKER HUGHES INC               COM            057224107    4629    70000 SH       Shared Defined   1,2,3    70000
BAXTER INTERNATIONAL INC       COM            071813109    4725    89701 SH       Shared Defined   1,2,3    89701
BERKSHIRE HATHAWAY INC.        COM NEW        084670108     218        2 SH       Shared Defined   1,2,3        2
BP AMOCO P L C SPONSORED ADR   SPONSORED ADR  055622104     209     3230 SH       Shared Defined   1,2,3     3230
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH 112585104   57597  1102127 SH       Shared Defined   1,2,3  1102127
BROOKFIELD HOMES               COM            112723101    9879   307755 SH       Shared Defined   1,2,3   307755
BURLINGTON NORTHERN SANTA FE C COM            12189T104   59716   742465 SH       Shared Defined   1,2,3   742465
CAMECO CORP                    COM            13321l108    7033   171800 SH       Shared Defined   1,2,3   171800
CAPITOL FEDERAL FNL            COM            14057c106    1666    44050 SH       Shared Defined   1,2,3    44050
CELGENE CORP                   COM            151020104   46369   883895 SH       Shared Defined   1,2,3   883895
CHEVRON CORP                   COM            166764100     875    11828 SH       Shared Defined   1,2,3    11828
CHUBB CORP                     COM            171232101     243     4700 SH       Shared Defined   1,2,3     4700
CISCO SYS INC COM              COM            17275r102    5766   225840 SH       Shared Defined   1,2,3   225840
CLEVELAND-CLIFFS INC           COM            185896107   47281   738655 SH       Shared Defined   1,2,3   738655
COLGATE-PALMOLIVE CO           COM            194162103     740    11080 SH       Shared Defined   1,2,3    11080
COMMSCOPE INC                  COM            203372107   40085   934380 SH       Shared Defined   1,2,3   934380
COMPASS MINERALS INTL INC      COM            20451N101   28000   838320 SH       Shared Defined   1,2,3   838320
CROWN HOLDINGS INC             COM            228368106   30438  1244400 SH       Shared Defined   1,2,3  1244400
DEERE & CO                     COM            244199105    2640    24300 SH       Shared Defined   1,2,3    24300
DENBURY RESOURCES INC          COM NEW        247916208   41008  1376560 SH       Shared Defined   1,2,3  1376560
DISNEY WALT CO.                COM DISNEY     254687106    4273   124096 SH       Shared Defined   1,2,3   124096
DOLLAR THRIFTY AUTO GROUP INC  COM            256743105   54415  1066125 SH       Shared Defined   1,2,3  1066125
DOMINION RESOURCES INC.        COM            25746u109    1111    12511 SH       Shared Defined   1,2,3    12511
DOVER CORPORATION              COM            260003108    6843   140200 SH       Shared Defined   1,2,3   140200
DRESS BARN INC                 COM            261570105   45321  2177840 SH       Shared Defined   1,2,3  2177840
DUKE ENERGY CORP               COM            26441C105    1136    56000 SH       Shared Defined   1,2,3    56000
EATON CORP                     COM            278058102   34196   409240 SH       Shared Defined   1,2,3   409240
ECHOSTAR COMMUNICATIONS        COM            278762109    2696    62075 SH       Shared Defined   1,2,3    62075
ELAN CORP PLC                  ADR            284131208    1665   125300 SH       Shared Defined   1,2,3   125300
EMC CORP                       COM            268648102    4334   312900 SH       Shared Defined   1,2,3   312900
EV3 INC                        COM            26928A200   51235  2600765 SH       Shared Defined   1,2,3  2600765
EXXON MOBIL CORP               COM            30231g102    2332    30903 SH       Shared Defined   1,2,3    30903
FIDELITY NATIONAL FINANCIAL, I COM            31620R105   29302  1220418 SH       Shared Defined   1,2,3  1220418
FIFTH THIRD BANCORP            COM            316773100    4643   120000 SH       Shared Defined   1,2,3   120000
FIRST DATA CORP                COM            319963104    1585    58927 SH       Shared Defined   1,2,3    58927
FOX CHASE BANCORP INC          COM            35137P106     745    55400 SH       Shared Defined   1,2,3    55400
GENERAL ELECTRIC COMPANY       COM            369604103    2407    68060 SH       Shared Defined   1,2,3    68060
GENTEX CORP                    COM            371901109    4225   260000 SH       Shared Defined   1,2,3   260000
GEOMET INC                     COM            37250U201     117    13300 SH       Shared Defined   1,2,3    13300
HARLEY DAVIDSON INC.           COM            412822108     353     6000 SH       Shared Defined   1,2,3     6000
HOME DEPOT                     COM            437076102    4036   109850 SH       Shared Defined   1,2,3   109850
HORMEL FOODS CORP              COM            440452100   10850   291750 SH       Shared Defined   1,2,3   291750
HUDSON CITY BANCORP INC        COM            443683107   65789  4809128 SH       Shared Defined   1,2,3  4809128
ILLINOIS TOOL WORKS INC.       COM            452308109     206     4000 SH       Shared Defined   1,2,3     4000
JAPAN SMALLER CAPITALIZATION F COM            47109U104     355    28500 SH       Shared Defined   1,2,3    28500
JOHNSON & JOHNSON CO           COM            478160104    3227    53558 SH       Shared Defined   1,2,3    53558
LOEWS CORP COM                 COM            540424108     218     4800 SH       Shared Defined   1,2,3     4800
M&T BANK CORP.                 COM            55261f104    2194    18938 SH       Shared Defined   1,2,3    18938
MERCK & CO INC                 COM            589331107     687    15550 SH       Shared Defined   1,2,3    15550
METABOLIX INC                  COM            591018809    1858   111749 SH       Shared Defined   1,2,4   111749
MFA MORTGAGE                   COM            55272X102   12239  1589540 SH       Shared Defined   1,2,3  1589540
MICROSOFT CORP.                COM            594918104    5199   186533 SH       Shared Defined   1,2,3   186533
MILLIPORE CORP                 COM            601073109    1478    20400 SH       Shared Defined   1,2,3    20400
NATIONAL FINANCIAL PARTNR      COM            63607P208    3921    83595 SH       Shared Defined   1,2,3    83595
NORTHROP GRUMMAN CORP          COM            666807102    1900    25601 SH       Shared Defined   1,2,3    25601
NORTHWEST NATURAL GAS          COM            667655104     379     8300 SH       Shared Defined   1,2,3     8300
ORITANI FINANCIAL CORP         COM            686323106   10898   726557 SH       Shared Defined   1,2,3   726557
PALOMAR MEDICAL TECHNOLOGIES I COM NEW        697529303   24933   624110 SH       Shared Defined   1,2,3   624110
PANERA BREAD CO                CL A           69840W108   40866   691940 SH       Shared Defined   1,2,3   691940
PEPSICO INC COM                COM            713448108     477     7500 SH       Shared Defined   1,2,3     7500
PETROHAWK ENERGY CORP          COM            716495106   12130   921050 SH       Shared Defined   1,2,3   921050
PETSMART INC                   COM            716768106   10231   310400 SH       Shared Defined   1,2,3   310400
PMC COMMERCIAL TRUST           SH BEN INT     693434102    5547   378640 SH       Shared Defined   1,2,3   378640
POTLATCH CORP                  COM            737630103    6899   150700 SH       Shared Defined   1,2,3   150700
PRINCIPAL FINL GROUP INC       COM            74251V102     733    12250 SH       Shared Defined   1,2,3    12250
PROCTER & GAMBLE CO            COM            742718109     767    12136 SH       Shared Defined   1,2,3    12136
PROVIDENT NEW YORK BANCORP     COM            744028101    5993   423500 SH       Shared Defined   1,2,3   423500
PRUDENTIAL FINANCIAL INC       COM            744320102     578     6400 SH       Shared Defined   1,2,3     6400
RAYONIER INC                   COM            754907103   62213  1446816 SH       Shared Defined   1,2,3  1446816
REPUBLIC SERVICES INC          COM            760759100   10518   378056 SH       Shared Defined   1,2,3   378056
RESMED INC                     COM            761152107   13618   270350 SH       Shared Defined   1,2,3   270350
ROCKWELL AUTOMATION INC        COM            773903109    3218    53750 SH       Shared Defined   1,2,3    53750
ROMA FINANCIAL CORP            COM            77581P109   12622   814300 SH       Shared Defined   1,2,3   814300
SCHERING PLOUGH CORP           COM            806605101    3951   154900 SH       Shared Defined   1,2,3   154900
SEALED AIR CORP                COM            81211k100     325    10280 SH       Shared Defined   1,2,3    10280
SHIRE PLC                      COM            82481R106   32149   519365 SH       Shared Defined   1,2,3   519365
SIGMA ALDRICH CORP.            COM            826552101     299     7200 SH       Shared Defined   1,2,3     7200
SLM CORPORATION                COM            78442P106    7123   174160 SH       Shared Defined   1,2,3   174160
SOUTHWESTERN ENERGY CO.        COM            845467109   63045  1538445 SH       Shared Defined   1,2,3  1538445
SPECTRA ENERGY CORP            COM            847560109     736    28000 SH       Shared Defined   1,2,3    28000
STANLEY WORKS                  COM            854616109   11094   200395 SH       Shared Defined   1,2,3   200395
TELEFLEX INC                   COM            879369106   36701   539171 SH       Shared Defined   1,2,3   539171
TEVA PHARMACEUTCL INDS ADR     ADR            881624209    1473    39342 SH       Shared Defined   1,2,3    39342
THERMO FISHER SCIENTIFIC INC   COM            883556102   65062  1391700 SH       Shared Defined   1,2,3  1391700
TIERONE CORP                   COM            88650R108   10772   398375 SH       Shared Defined   1,2,3   398375
TYCO INTERNATIONAL LTD         COM            902124106     871    27600 SH       Shared Defined   1,2,3    27600
UNILEVER N V                   NY SHS NEW     904784709    1862    63720 SH       Shared Defined   1,2,3    63720
WAL MART STORES INC            COM            931142103    1728    36800 SH       Shared Defined   1,2,3    36800
WATTS WATER TECHNOLOGIES INC C CL A           942749102     422    11100 SH       Shared Defined   1,2,3    11100
WESTERN UNION COMPANY          COM            959802109    1431    65200 SH       Shared Defined   1,2,3    65200
WHIRLPOOL CORP                 COM            963320106   51706   608955 SH       Shared Defined   1,2,3   608955
XTO ENERGY INC                 COM            98385X106   62287  1136410 SH       Shared Defined   1,2,3  1136410
REPORT SUMMARY                                 104 DATA RECORDS  1415023      3 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED